16. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Management of the Company has reviewed subsequent events from December 31, 2015 through the date of filing and has concluded that, except as noted below, there were no subsequent events requiring adjustment to or disclosure in these consolidated financial statements. The Company was required to pay a one-time setup fee of $100,000, which was paid on January 4, 2016 under a licensing agreement.